RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 320	$ 296	$ 613	$ 580
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 142	$ 143